Short-term Loans (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) m²	Dec. 31, 2022 CNY (¥) m²	Dec. 31, 2021 USD ($) m²	Dec. 31, 2020 USD ($)	Sep. 20, 2022 USD ($)	Sep. 20, 2022 CNY (¥)	Dec. 06, 2021 USD ($)	Dec. 06, 2021 CNY (¥)	Nov. 19, 2021 USD ($)	Nov. 19, 2021 CNY (¥)	Sep. 03, 2021 USD ($) m²	Sep. 03, 2021 CNY (¥) m²
Short-term Loans (Details) [Line Items]
Fixed interest rate percentage					4.55%	4.55%	7.05%	7.05%	5.655%	5.655%
Land use right (in Square Meters)	74,278	74,278	74,278
Repaid amount	$ 500,000	¥ 3.4
Interest expense on all short-term bank loans | $	$ 132,921		$ 372,881	$ 473,845
Changjiang Li Autonomous County Rural Credit Cooperative Association [Member]
Short-term Loans (Details) [Line Items]
Short term borrow							$ 800,000	¥ 5.0
Hunyuan Rural Credit Cooperative Association [Member]
Short-term Loans (Details) [Line Items]
Short term borrow					$ 700,000	¥ 4.5
Fixed interest rate percentage							7.359%	7.359%
Xinyi REIT [Member]
Short-term Loans (Details) [Line Items]
Short term borrow | ¥												¥ 5.0
Bank of Jiangsu [Member]
Short-term Loans (Details) [Line Items]
Short term borrow											$ 800,000	¥ 5.0
Monthly interest rate											4.55%	4.55%
Beijing REIT [Member]
Short-term Loans (Details) [Line Items]
Short term borrow									$ 800,000	¥ 5.0
Xinyi REIT [Member]
Short-term Loans (Details) [Line Items]
Land use right (in Square Meters)											74,254.61	74,254.61
Land use rights carrying value											$ 1,400,000	¥ 9.4